Intangible Assets (Details) - Schedule of intangible assets - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Intangible assets	$ 988,264	$ 965,182
Less: accumulated amortization	426,263	389,663
Intangible assets, net	562,001	575,519
Land use rights [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Intangible assets	814,865	795,833
Patents [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Intangible assets	31,384	30,651
Software [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Intangible assets	10,201	9,962
Trademarks [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Intangible assets	$ 131,814	$ 128,736